MET INVESTORS SERIES TRUST

                      Strategic Growth and Income Portfolio
                     Strategic Conservative Growth Portfolio
                           Strategic Growth Portfolio
                   (collectively, the "Strategic Portfolios")

                       SUPPLEMENT DATED AUGUST 8, 2008 TO
            STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 28, 2008

     This Supplement is made as of August 8, 2008 to the Statement of Additional Information ("SAI") of Met Investors Series Trust (the "Trust") dated April 28, 2008.

                                   * * *

     The information with respect to the management fee paid by each Strategic Portfolio in the table which begins on page 68 of the Trust's SAI is replaced with the following:


     ------------------------------------------------------ ---------------------------------------------------------
                           Portfolio                                                  Fee
     ------------------------------------------------------ ---------------------------------------------------------
     ------------------------------------------------------ ---------------------------------------------------------
     Strategic Conservative Growth                        0.10% of first $500  million of such  assets  plus 0.075% of such assets  over $500  million  up to $1  billion  plus 0.05% of such assets over $1 billion


     ------------------------------------------------------ ---------------------------------------------------------
     ------------------------------------------------------ ---------------------------------------------------------
     Strategic Growth                                     0.10% of first $500 million of such assets plus 0.075% of such assets over $500 million up to $1 billion plus 0.05% of such assets over $1 billion
     ------------------------------------------------------ ---------------------------------------------------------
     ------------------------------------------------------ ---------------------------------------------------------
     Strategic Growth and Income                          0.10% of first $500  million of such  assets  plus 0.075% of such assets  over $500  million  up to $1  billion  plus 0.05% of such assets over $1 billion

     ------------------------------------------------------ ---------------------------------------------------------

                                                                 * * *


     The information with respect to the Strategic Portfolios' adviser in the table which begins on page 81 of the Trust's SAI is deleted in its entirety.

                                                                 * * *

         The information with respect to the Strategic Portfolios' portfolio managers in Appendix C to the Trust's SAI is replaced in its entirety with the following:

Strategic   Conservative  Growth  Portfolio,   Strategic  Growth  Portfolio  and
Strategic Growth and Income Portfolio


Other Accounts Managed

--------------------------- ------------------------------------------------------------ -----------------------------------
                                              Other Accounts Managed*                      Accounts with respect to which
                                                                                          the advisory fee is based on the
                                                                                             performance of the account
--------------------------- ------------------------------------------------------------ -----------------------------------
--------------------------- ------------------------- -------------- ------------------- ------------------ ----------------
Name of Portfolio Manager     Category of Account       Number of     Total Assets in        Number of       Total Assets
                                                       Accounts in      Accounts in         Accounts in     in Accounts in
                                                        Category          Category           Category          Category
--------------------------- ------------------------- -------------- ------------------- ------------------ ----------------
--------------------------- ------------------------- -------------- ------------------- ------------------ ----------------
Elizabeth M. Forget         Registered Investment          15          $25.6 billion             0                N/A
                            Companies
--------------------------- ------------------------- -------------- ------------------- ------------------ ----------------
--------------------------- ------------------------- -------------- ------------------- ------------------ ----------------
                            Other Pooled Investment         0               N/A                  0                N/A
                            Vehicles
--------------------------- ------------------------- -------------- ------------------- ------------------ ----------------
--------------------------- ------------------------- -------------- ------------------- ------------------ ----------------
                            Other Accounts                  0               N/A                  0                N/A
--------------------------- ------------------------- -------------- ------------------- ------------------ ----------------
--------------------------- ------------------------- -------------- ------------------- ------------------ ----------------
Alan Leland                 Registered Investment          15          $25.6 billion             0                N/A
                            Companies
--------------------------- ------------------------- -------------- ------------------- ------------------ ----------------
--------------------------- ------------------------- -------------- ------------------- ------------------ ----------------
                            Other Pooled Investment         0               N/A                  0                N/A
                            Vehicles
--------------------------- ------------------------- -------------- ------------------- ------------------ ----------------
--------------------------- ------------------------- -------------- ------------------- ------------------ ----------------
                            Other Accounts                  0               N/A                  0                N/A
--------------------------- ------------------------- -------------- ------------------- ------------------ ----------------
--------------------------- ------------------------- -------------- ------------------- ------------------ ----------------
Darrel A. Olson             Registered Investment          15          $25.6 billion             0                N/A
                            Companies
--------------------------- ------------------------- -------------- ------------------- ------------------ ----------------
--------------------------- ------------------------- -------------- ------------------- ------------------ ----------------
                            Other Pooled Investment         0               N/A                  0                N/A
                            Vehicles
--------------------------- ------------------------- -------------- ------------------- ------------------ ----------------
--------------------------- ------------------------- -------------- ------------------- ------------------ ----------------
                            Other Accounts                  0               N/A                  0                N/A
--------------------------- ------------------------- -------------- ------------------- ------------------ ----------------
--------------------------- ------------------------- -------------- ------------------- ------------------ ----------------
Thomas C. McDevitt          Registered Investment          15          $25.6 billion             0                N/A
                            Companies
--------------------------- ------------------------- -------------- ------------------- ------------------ ----------------
--------------------------- ------------------------- -------------- ------------------- ------------------ ----------------
                            Other Pooled Investment         0               N/A                  0                N/A
                            Vehicles
--------------------------- ------------------------- -------------- ------------------- ------------------ ----------------
--------------------------- ------------------------- -------------- ------------------- ------------------ ----------------
                            Other Accounts                  0               N/A                  0                N/A
--------------------------- ------------------------- -------------- ------------------- ------------------ ----------------
--------------------------- ------------------------- -------------- ------------------- ------------------ ----------------
Jeffrey L. Bernier          Registered Investment          15          $25.6 billion             0                N/A
                            Companies
--------------------------- ------------------------- -------------- ------------------- ------------------ ----------------
--------------------------- ------------------------- -------------- ------------------- ------------------ ----------------
                            Other Pooled Investment         0               N/A                  0                N/A
                            Vehicles
--------------------------- ------------------------- -------------- ------------------- ------------------ ----------------
--------------------------- ------------------------- -------------- ------------------- ------------------ ----------------
                            Other Accounts                  0               N/A                  0                N/A
--------------------------- ------------------------- -------------- ------------------- ------------------ ----------------
*Information regarding other accounts managed is as of June 30, 2008.


Material Conflicts of Interest

     Met Investors Advisory, LLC is not aware of any material conflicts of interest that may arise in connection with the management of the Asset Allocation Portfolios and the management of the other accounts included in the table above.



Compensation

         The portfolio managers for the Asset Allocation Portfolios are compensated following MetLife's compensation methodology, which applies to all employees. Employees receive a salary and are eligible to receive an incentive bonus. The portfolio managers receive a majority of their compensation in the form of base salary. The size of the incentive pool is based on various factors, including MetLife-wide performance and business unit performance. The bonus for each individual is based on a number of qualitative and quantitative performance factors. These factors include performance versus individual goals and objectives, judgment, communications skills, innovation and teamwork. Years of experience and level of responsibility also are factors in determining bonus size. This bonus is not tied directly to the performance of Portfolios or the other accounts included in the tables above. All employees are eligible for participation in MetLife's retirement plan, which applies to all company employees. The portfolio managers who are officers of MetLife are eligible to participate in its deferred compensation program, which allows officers to elect to defer a portion of their total annual compensation. Certain senior officers of MetLife are also eligible to receive Long-Term Incentive payments (LTIs). LTIs may be comprised of stock options, performance shares and cash. They give eligible employees a stake in MetLife's long-term performance as well as providing such employees with an opportunity for significant financial gain when MetLife experiences financial success. Stock options are granted to eligible employees on an annual basis and provide the potential for financial gain, without personal investment, equal to the increase in the price of MetLife stock from the price on the date of grant. Eligible employees have a ten-year exercise period for vested options. Performance shares are awarded to certain senior officers as part of a three-year plan. At the end of the three-year period, the number of shares awarded is adjusted up or down based on business performance over the period. The primary performance measures are total shareholder return and operating earnings per share. Adjusted performance share awards can range from zero to 200% of the original grant.


Ownership of Securities

-------------------- -------- ------------ --------------- -------------- -------------- --------------- --------------
 Portfolio Manager    None    $1-$10,000   $10,001-$50,000   $50,001-        $100,001-       $500,001-       Over
                                                             $100,000        $500,000        $1,000,000      $1,000,000
-------------------- -------- ------------ --------------- -------------- -------------- --------------- --------------
-------------------- -------- ------------ --------------- -------------- -------------- --------------- --------------
Elizabeth M. Forget     X
-------------------- -------- ------------ --------------- -------------- -------------- --------------- --------------
-------------------- -------- ------------ --------------- -------------- -------------- --------------- --------------
Alan Leland             X
-------------------- -------- ------------ --------------- -------------- -------------- --------------- --------------
-------------------- -------- ------------ --------------- -------------- -------------- --------------- --------------
Darrel A. Olson         X
-------------------- -------- ------------ --------------- -------------- -------------- --------------- --------------
-------------------- -------- ------------ --------------- -------------- -------------- --------------- --------------
Thomas C. McDevitt      X
-------------------- -------- ------------ --------------- -------------- -------------- --------------- --------------
-------------------- -------- ------------ --------------- -------------- -------------- --------------- --------------
Jeffrey L. Bernier      X
-------------------- -------- ------------ --------------- -------------- -------------- --------------- --------------
